Entity Wide Disclosures - Schedule of Revenues within Geographic Areas (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Revenues	$ 40	$ 24	$ 309	[1]	$ 391	[1]
United States [Member]
Revenues			142		300
United Kingdom [Member]
Revenues			33		24
South Korea [Member]
Revenues					7
Israel [Member]
Revenues			67		12
Other [Member]
Revenues			$ 67		$ 48

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)